Lease - Schedule of lease expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Amortization of right-of-use assets	¥ 946	¥ 801	¥ 329
Interest of lease liabilities	73	84	7
Expenses for short-term lease within 12 months	(153)	156	308
Total lease cost	¥ 866	¥ 1,041	¥ 644